Cover	May 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2025
Entity File Number	811-06445
Entity Registrant Name	THE HERZFELD CARIBBEAN BASIN FUND, INC.
Entity Central Index Key	0000880406
Entity Tax Identification Number	65-0396889
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	119 Washington Avenue
Entity Address, Address Line Two	Suite 504
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	305
Local Phone Number	777-1660
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false